Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2010 Portfolio - VIP Investor Freedom 2010 Portfolio	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 44
3 years	138
5 years	241
10 years	$ 542